Annual Total Returns [BarChart] - Natixis Sustainable Future 2050 Fund - Class N	Jun. 01, 2021
Bar Chart Table:
Annual Return 2018	(5.95%)
Annual Return 2019	24.89%
Annual Return 2020	17.44%